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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                June 30, 1999

Check here if Amendment  [  ]                  Amendment No.:    _______
      This Amendment (Check only one):         [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Amelia Peabody Foundation
Address:          One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts   January 12, 2001
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:    72

Form 13F Information Table Value Total:    $106,070(in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair


                                      -2-

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                           FORM 13F INFORMATION TABLE

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

COLUMN 1                      COLUMN 2       COLUMN 3       COLUMN 4       COLUMN 5
Name of Issuer             Title of Class     CUSIP          Value          Shrs or    Sh/ Put/
                                                           (X $1000)        Prn Amt    Prn Call
Amerigas Partners Common       Common       030975106            606        30,000        SH
Units
American International         Common        26874107          2,931        25,000        SH
Applied Material Inc           Common        38222105          1,847        25,000        SH
AT&T Corp                      Common       001957109          3,349        60,000        SH
Avalonbay Comms 8.96%        Preferred       53484606            251        10,000        SH
Series G Prfd
Berkshire Energy               Common        84644103            450        20,000        SH
Blackrock 2001 Term            Common       092477108            495        55,000        SH
Trust Inc
Bristol-Meyers Squibb          Common       110122108          2,818        40,000        SH
Buckeye Partners L P           Common       118230101          2,750        100,000       SH
Unit LTD Partnership Ints
CBS Corp                       Common       12490K107            653        15,000        SH
Cendant                        Common       151313103          1,025        50,000        SH
Cendant Corp Income          Preferred      151313301            689        20,000        SH
Prides 7.5% Conv PFD
Chase Capital IV             Preferred      16147N208            294        12,000        SH
Preferred
Chase Manhattan                Common       16161A108          1,730        20,000        SH
Chase PFD Cap Corp Ser A     Preferred      161637202            633        25,000        SH
8.10% PFD
Cisco Systems Inc              Common       17275R102          4,511        70,000        SH
Citigroup                      Common       172967101          2,613        55,000        SH
Conagra Cap L C 9.35%        Preferred      20588V406            458        18,000        SH
Ser C Prd
Conseco Inc 7% Conv PFD      Preferred      208464602            402        10,000        SH
Duff & Phelps Util &           Common       26432K108            798        55,000        SH
Corp BD TR
E M C Corp                     Common       268648102          3,850        70,000        SH
Elan PLC                       Common       284131208            555        20,000        SH
Enron Toprs 8.125% Pfd       Preferred      29357P201            636        25,000        SH
Exxon Corp                     Common       302290101          1,543        20,000        SH
Gables Residential Trust     Preferred      362418204            242        10,000        SH
PFD A
General Electric Co            Common       369604103          3,955        35,000        SH
HL&P Capital Trust I         Preferred      404202202            252        10,000        SH
8.125% Tr Pfd Ser A
Home Depot Inc                 Common       437076102          2,255        35,000        SH
Hospitality Prop.              Common       44106M102            407        15,000        SH
Intel Corp                     Common       458140100          2,975        50,000        SH
Kinder Morgan Energy           Common       494550106          2,775        75,000        SH
Partners KL Unit LTD
Partnership INT
Knightsbridge Tankers LTD      Common       G5299G106            438        25,000        SH
Lakehead Pipe Line             Common       511557100            659        15,000        SH
Partners L P Pref Unit
Leviathan Gas Pipeline         Common       527367205          1,536        65,000        SH
Liberty Property Trust         Common       531172104            746        30,000        SH
SBI
Lucent Technologies Inc        Common       549463107          2,698        40,000        SH
MCI Worldcom, Inc.             Common       55268B106          3,443        40,000        SH
Meditrust                      Common       58501T306            380        29,072        SH
Medtronic                      Common       585055106          1,168        15,000        SH
Microsoft                      Common       594918104          1,804        20,000        SH
Microsoft Corp PFD           Preferred      594918203          1,019        10,200        SH
Midland Bank PLC               Common       597433309            758        30,000        SH
Sponsored ADR Unit 1 ADR
A1 & 1 ADR A2
Mobil Corp                     Common       607059102          1,975        20,000        SH
Natl Australia Bank Ltd        Common       632525408          1,260        15,000        SH
Sponsored ADR
New Plan Excel Realty          Common       648053106            270        15,000        SH
Trust, Inc
Oracle                         Common       68389X105          1,114        30,000        SH
Pacificorp                     Common       695114108            184        10,000        SH
Pimco Advisors Holdings        Common       69338P102          2,484        83,500        SH
L P
Plum Creek Timber Co           Common       729237107            936        30,000        SH
PP&L Cap Tr Tr               Preferred      693497208            373        15,000        SH
Originated Pfd Secs 8.20%
Proctor & Gamble Co            Common       742718109          2,678        30,000        SH
Public Storage Inc           Preferred      74460D828            244        10,000        SH
Depositary PSA Sh Repstg
1/1000 PRD Ser J
PWG Capital Trust II         Preferred      69366F208            376        15,000        SH
8.08% PFD
Qwest                          Common       749121109            331        10,000        SH
Schering Plough Corp           Common       806605101          2,100        40,000        SH
Schwab Charles                 Common       808513105          3,270        30,000        SH
Shop At Home Inc Com           Common       825066301             39         4,433        SH
Shop At Home Inc Ser A       Preferred      825066400              9          692         SH
PFD
SJG Cap TR PFD Secs 8.35%    Preferred      78427Q202            503        20,000        SH
Staples Inc.                   Common       855030102          1,856        60,000        SH
State Street Corp              Common       857477103          3,842        45,000        SH
Sun Microsystems Inc           Common       866810104          3,099        45,000        SH
Tellabs                        Common       879664100          3,040        45,000        SH
Texaco Inc.                    Common       881694103          1,559        25,000        SH
Texas Instruments              Common       882508104          2,880        20,000        SH
Time Warner                    Common       887315109          2,542        35,000        SH
Tyco                           Common       902124106          2,843        30,000        SH
UDS Capital I G              Preferred      902655208            613        25,000        SH
Preferred SEC 8.32%
Unum Corp Mids Ser A 8.8%    Preferred      903192201            254        10,000        SH
Virginia Electric            Preferred      927804591            476        20,000        SH
Wells Fargo                    Common       949746101          1,069        25,000        SH
Young & Rubicam                Common       987425105            454        10,000        SH

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

COLUMN 1                         COLUMN 6         COLUMN 7          COLUMN 8
Name of Issuer                  Investment          Other            Voting Authority
                                Discretion        Managers        Sole    Shared    None
Amerigas Partners Common      Shared - Other    1, 2, 3, 4, 5    30,000
Units
American International        Shared - Other    1, 2, 3, 4, 5    25,000
Applied Material Inc          Shared - Other    1, 2, 3, 4, 5    25,000
AT&T Corp                     Shared - Other    1, 2, 3, 4, 5    60,000
Avalonbay Comms 8.96%         Shared - Other    1, 2, 3, 4, 5    10,000
Series G Prfd
Berkshire Energy              Shared - Other    1, 2, 3, 4, 5    20,000
Blackrock 2001 Term           Shared - Other    1, 2, 3, 4, 5    55,000
Trust Inc
Bristol-Meyers Squibb         Shared - Other    1, 2, 3, 4, 5    40,000
Buckeye Partners L P          Shared - Other    1, 2, 3, 4, 5   100,000
Unit LTD Partnership Ints
CBS Corp                      Shared - Other    1, 2, 3, 4, 5    15,000
Cendant                       Shared - Other    1, 2, 3, 4, 5    50,000
Cendant Corp Income           Shared - Other    1, 2, 3, 4, 5    20,000
Prides 7.5% Conv PFD
Chase Capital IV              Shared - Other    1, 2, 3, 4, 5    12,000
Preferred
Chase Manhattan               Shared - Other    1, 2, 3, 4, 5    20,000
Chase PFD Cap Corp Ser A      Shared - Other    1, 2, 3, 4, 5    25,000
8.10% PFD
Cisco Systems Inc             Shared - Other    1, 2, 3, 4, 5    70,000
Citigroup                     Shared - Other    1, 2, 3, 4, 5    55,000
Conagra Cap L C 9.35%         Shared - Other    1, 2, 3, 4, 5    18,000
Ser C Prd
Conseco Inc 7% Conv PFD       Shared - Other    1, 2, 3, 4, 5    10,000
Duff & Phelps Util &          Shared - Other    1, 2, 3, 4, 5    55,000
Corp BD TR
E M C Corp                    Shared - Other    1, 2, 3, 4, 5    70,000
Elan PLC                      Shared - Other    1, 2, 3, 4, 5    20,000
Enron Toprs 8.125% Pfd        Shared - Other    1, 2, 3, 4, 5    25,000
Exxon Corp                    Shared - Other    1, 2, 3, 4, 5    20,000
Gables Residential Trust      Shared - Other    1, 2, 3, 4, 5    10,000
PFD A
General Electric Co           Shared - Other    1, 2, 3, 4, 5    35,000
HL&P Capital Trust I          Shared - Other    1, 2, 3, 4, 5    10,000
8.125% Tr Pfd Ser A
Home Depot Inc                Shared - Other    1, 2, 3, 4, 5    35,000
Hospitality Prop.             Shared - Other    1, 2, 3, 4, 5    15,000
Intel Corp                    Shared - Other    1, 2, 3, 4, 5    50,000
Kinder Morgan Energy          Shared - Other    1, 2, 3, 4, 5    75,000
Partners KL Unit LTD
Partnership INT
Knightsbridge Tankers LTD     Shared - Other    1, 2, 3, 4, 5    25,000
Lakehead Pipe Line            Shared - Other    1, 2, 3, 4, 5    15,000
Partners L P Pref Unit
Leviathan Gas Pipeline        Shared - Other    1, 2, 3, 4, 5    65,000
Liberty Property Trust        Shared - Other    1, 2, 3, 4, 5    30,000
SBI
Lucent Technologies Inc       Shared - Other    1, 2, 3, 4, 5    40,000
MCI Worldcom, Inc.            Shared - Other    1, 2, 3, 4, 5    40,000
Meditrust                     Shared - Other    1, 2, 3, 4, 5    29,072
Medtronic                     Shared - Other    1, 2, 3, 4, 5    15,000
Microsoft                     Shared - Other    1, 2, 3, 4, 5    20,000
Microsoft Corp PFD            Shared - Other    1, 2, 3, 4, 5    10,200
Midland Bank PLC              Shared - Other    1, 2, 3, 4, 5    30,000
Sponsored ADR Unit 1 ADR
A1 & 1 ADR A2
Mobil Corp                    Shared - Other    1, 2, 3, 4, 5    20,000
Natl Australia Bank Ltd       Shared - Other    1, 2, 3, 4, 5    15,000
Sponsored ADR
New Plan Excel Realty         Shared - Other    1, 2, 3, 4, 5    15,000
Trust, Inc
Oracle                        Shared - Other    1, 2, 3, 4, 5    30,000
Pacificorp                    Shared - Other    1, 2, 3, 4, 5    10,000
Pimco Advisors Holdings       Shared - Other    1, 2, 3, 4, 5    83,500
L P
Plum Creek Timber Co          Shared - Other    1, 2, 3, 4, 5    30,000
PP&L Cap Tr Tr                Shared - Other    1, 2, 3, 4, 5    15,000
Originated Pfd Secs 8.20%
Proctor & Gamble Co           Shared - Other    1, 2, 3, 4, 5    30,000
Public Storage Inc            Shared - Other    1, 2, 3, 4, 5    10,000
Depositary PSA Sh Repstg
1/1000 PRD Ser J
PWG Capital Trust II          Shared - Other    1, 2, 3, 4, 5    15,000
8.08% PFD
Qwest                         Shared - Other    1, 2, 3, 4, 5    10,000
Schering Plough Corp          Shared - Other    1, 2, 3, 4, 5    40,000
Schwab Charles                Shared - Other    1, 2, 3, 4, 5    30,000
Shop At Home Inc Com          Shared - Other    1, 2, 3, 4, 5    4,433
Shop At Home Inc Ser A        Shared - Other    1, 2, 3, 4, 5     692
PFD
SJG Cap TR PFD Secs 8.35%     Shared - Other    1, 2, 3, 4, 5    20,000
Staples Inc.                  Shared - Other    1, 2, 3, 4, 5    60,000
State Street Corp             Shared - Other    1, 2, 3, 4, 5    45,000
Sun Microsystems Inc          Shared - Other    1, 2, 3, 4, 5    45,000
Tellabs                       Shared - Other    1, 2, 3, 4, 5    45,000
Texaco Inc.                   Shared - Other    1, 2, 3, 4, 5    25,000
Texas Instruments             Shared - Other    1, 2, 3, 4, 5    20,000
Time Warner                   Shared - Other    1, 2, 3, 4, 5    35,000
Tyco                          Shared - Other    1, 2, 3, 4, 5    30,000
UDS Capital I G               Shared - Other    1, 2, 3, 4, 5    25,000
Preferred SEC 8.32%
Unum Corp Mids Ser A 8.8%     Shared - Other    1, 2, 3, 4, 5    10,000
Virginia Electric             Shared - Other    1, 2, 3, 4, 5    20,000
Wells Fargo                   Shared - Other    1, 2, 3, 4, 5    25,000
Young & Rubicam               Shared - Other    1, 2, 3, 4, 5    10,000
